united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 102, Omaha, NE 68137

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 10/31

Date of reporting period: 10/31/17

ITEM 1. REPORTS TO SHAREHOLDERS.

RVX Emerging Markets Equity

Opportunity Fund

Annual Report

October 31, 2017

Class A	RVEAX
Class I	RVEIX
Investor Class	RVEDX

1-844-330-6747

rvxfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Management Discussion of Fund Performance

During the reporting period, while the fund was invested in a manner consistent with the stated objectives and investment strategy detailed in the fund’s prospectus, a delay in local market openings restricted the Manager’s ability to fully implement their model portfolio. This caused the Fund to under-perform its stated benchmark of the MSCI Emerging Markets Index*. Growth stocks also outperformed value stocks during the fiscal year, as evidenced by the disproportionate gains in the Information Technology sector. The Fund also underperformed due to its relative value bias and underweight to this sector.

From a country standpoint, key outperformers included Argentina and Hong Kong while key laggards included South Korea and Taiwan. From a sector standpoint, Consumer Discretionary was a top performer while Information Technology was the largest underperformer.

*	The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. Investors cannot invest directly in an index or benchmark.

5002-NLD-01/02/2018

RVX Emerging Markets Equity Opportunity Fund
Portfolio Review (Unaudited)
October 31, 2017

The Fund’s performance figures* for the periods ended October 31, 2017, as compared to its benchmark:

Since Inception
December 27, 2016
RVX Emerging Markets Equity Opportunity Fund - Class A	19.10%
RVX Emerging Markets Equity Opportunity Fund - Class A with load **	12.25%
RVX Emerging Markets Equity Opportunity Fund - Class I	19.73%
RVX Emerging Markets Equity Opportunity Fund - Investor Class	19.10%
MSCI Emerging Markets Index (Net) ***	35.27%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods less than one year are not annualized. The Advisor has contractually agreed to waive fees and/or reimburse expenses to the Fund until at least March 1, 2018 but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in acquired funds, and extraordinary expenses) at 1.66%, 1.36%, and 1.66% for Class A, Class I, and Investor shares, respectively, per the most recent prospectus dated December 2, 2016. The Fund’s total annual operating expense per the December 2, 2016 prospectus is 1.95%, 1.70% and 1.95% for Class A ,Class I and Investor, respectively. Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees. Class A shares are subject to a maximum sales charge of 5.75%. For performance information current to the most recent month-end, please call 1-844-330-6747.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment |December 27, 2016 – October 31, 2017

Past performance is not necessarily indicative of future results.

Holdings by type of Investments	% of Net Assets
Common Stock	90.7%
Exchange Traded Equity Funds	4.8%
Closed Ended Fund	3.0%
Money Market Fund	4.9%
Liabilities In Excess of Other Assets	(3.4)%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

RVX Emerging Markets Equity Opportunity Fund
PORTFOLIO OF INVESTMENTS
October 31, 2017

Shares		Fair Value
	COMMON STOCK - 90.7
	AEROSPACE / DEFENSE - 2.1%
1,963	Embraer SA - ADR	$37,572

	AIRLINES - 2.1%
108,439	Air Arabia PJSC	36,612

	APPAREL - 2.4%
26,000	Stella International Holdings Ltd.	42,355

	AUTO MANUFACTURERS - 3.6%
2,140	Indus Motor Company Limited	34,458
883	Tata Motors Ltd - ADR	28,927
		63,385
	BANKS - 9.3%
1,635	Bank Rakyat Indonesia Persero Tbk PT- ADR	37,582
5,443	ICICI Bank Ltd. - ADR	49,803
16,100	Malayan Banking Bhd	35,179
121,097	National Bank of Greece S.A.	40,056
		162,620
	BEVERAGES - 2.4%
58,300	Thai Beverage PCL	41,920

	COMMERCIAL SERVICES - 5.3%
5,406	Estacio Participacoes SA- ADR	48,546
25,000	John Keells Holdings PLC	25,972
1,700	Qualicorp SA	18,178
		92,696
	ELECTRIC - 3.7%
5,300	Enel Chile SA - ADR	31,217
1,936	Korea Electric Power Corp.	34,112
		65,329
	ENERGY - ALTERNATIVE SOURCES - 3.1%
39,000	China Everbright Internet	55,021

	FOOD - 3.4%
3,900	Dairy Farm International Holdings Ltd.	31,902
47,000	Indofood Sukses Makmur Tbk PT	28,414
		60,316
	INSURANCE - 3.5%
3,412	Ping An Insurance Group Co of China Ltd. - ADR	60,560

	INTERNET - 3.7%
349	Alibaba Group Holding Ltd. - ADR *	64,527

	IRON / STEEL - 4.2%
525	POSCO - ADR	38,315
3,622	Vale SA - ADR	35,459
		73,774
	LODGING - 4.1%
76,936	Donaco International Ltd.	27,768
951	Sands China Ltd. - ADR	44,532
		72,300
	OIL & GAS - 7.4%
576	China Petroleum & Chemical Corp. - ADR	42,417
1,167	Sasol Ltd. - ADR	33,971
2,140	YPF SA - ADR	52,558
		128,946
	OIL & GAS SERVICES - 4.3%
199,250	Bumi Armada Bhd	34,393
47,000	China Oilfield Services Ltd.	41,721
		76,114
	REAL ESTATE - 2.0%
53,768	Aldar Properties PJSC	34,843

	RETAIL - 6.4%
12,000	ANTA Sports Products Ltd.	53,672
14,000	Luk Food Holdings International Ltd.	59,220
		112,891
	SEMICONDUCTORS -3.7%
1,525	Taiwan Semiconductor Manufacturing Co Ltd - ADR	64,553

The accompanying notes are an integral part of these financial statements

RVX Emerging Markets Equity Opportunity Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2017

Shares		Fair Value
	COMMON STOCK - 90.7 (continued)
	SOFTWARE -1.2%
72	NetEase, Inc. - ADR	$20,298

	TELECOMMUNICATIONS - 9.8%
1,850	America Movil SAB de CV - ADR	31,672
924	China Mobiel Ltd - ADR	46,616
1,640	SK Telecom Co Ltd- ADR	42,870
3,245	Telefonica Brasil SA- ADR	49,973
		171,130
	TRANSPORTATION - 3.0%
3,310	ZTO Express Cayman, Inc. - ADR	52,927

	TOTAL COMMON STOCK (Cost - $1,404,654)	1,590,691

	EXCHANGE TRADED FUNDS - 4.8%
	EQUITY FUNDS - 4.8%
2,746	Columbia India Infrastructure ETF	42,866
839	iShares MSCI India Small-Cap ETF	41,430
	TOTAL EXCHANGE TRADED FUNDS (Cost - $69,001)	84,296

	CLOSED ENDED FUND - 3.0%
	GLOBAL ALLOCATION - 3.0%
12,963	VinaCapital Vietnam Opportunity Fund Ltd (Cost - $48,817)	52,503

	SHORT-TERM INVESTMENTS - 4.9%
	MONEY MARKET FUND - 4.9%
86,752	Fidelity Investments Money Market Funds - Treasury Portfolio, 0.89% (a)
	(Cost - $86,752)	86,752

	TOTAL INVESTMENTS - 103.4% (Cost - $1,609,224) (b)	$1,814,242
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.4)%	(59,850)
	NET ASSETS - 100.0%	$1,754,392

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

*	Non-Income producing investment.

(a)	Variable rate security; the rate shown represents the rate at October 31, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes $1,612,911 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$233,992
Unrealized Depreciation:	(32,661)
Net Unrealized Appreciation:	$201,331

Portfolio Composition * - (Unaudited)
China	18.5%	India	4.3%
Hong Kong	13.0%	United Arab Emirates	3.9%
Brazil	10.5%	Indonesia	3.6%
United States	9.4%	Taiwan	3.6%
South Korea	6.4%	Other Countries	26.8%
		Total	100.0%

*	Based on total value of investments as of October 31, 2017.

Percentage may differ from Schedule of Investments which is based on Fund net assets.

The accompanying notes are an integral part of these financial statements

RVX Emerging Markets Equity Opportunity Fund
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2017

ASSETS
Investment securities:
At cost	$1,609,224
At value	$1,814,242
Due from Advisor	36,564
Dividends and interest receivable	3,414
Tax Reclaim	183
TOTAL ASSETS	1,854,403

LIABILITIES
Payable to Related Parties	34,209
Accrued expenses and other liabilities	65,802
TOTAL LIABILITIES	100,011
NET ASSETS	$1,754,392

Composition of Net Assets:
Paid in capital	$1,507,885
Accumulated net investment income	7,024
Accumulated net realized gain from investments and foreign currency	34,470
Net change in unrealized appreciation of investments and foreign currency	205,013
NET ASSETS	$1,754,392

Net Asset Value Per Share:
Class A Shares:
Net Assets	$11.91
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.91
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (a)	$12.64

Class I Shares:
Net Assets	$1,754,368
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	147,304
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.91

Investor Class Shares:
Net Assets	$11.91
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.91

(a)	On investments of $25,000 or more the sales load is reduced.

The accompanying notes are an integral part of these financial statements

RVX Emerging Markets Equity Opportunity Fund
STATEMENT OF OPERATIONS
For the Period Ended October 31, 2017 (a)

INVESTMENT INCOME
Dividends	$34,621
Interest	534
Less: Foreign withholding taxes	(3,053)
TOTAL INVESTMENT INCOME	32,102

EXPENSES
Professional fees	71,239
Administrative services fees	36,054
Accounting services fees	30,586
Transfer agent fees	26,111
Compliance officer fees	21,957
Registration fees	18,600
Advisory fees	13,072
Custody fees	10,359
Trustees fees and expenses	10,099
Printing and postage expenses	5,361
Other expenses	4,144
Insurance expense	2,019
TOTAL EXPENSES	249,601
Less: Fees waived or reimbursed by the Advisor	(232,922)
NET EXPENSES	16,679

NET INVESTMENT INCOME	15,423

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	34,470
Net Realized Gain on Investments	34,470
Net change in unrealized appreciation (depreciation) on:
Investments	205,013
Net Change in Unrealized Appreciation on Investments	205,013
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	239,483

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$254,906

(a)	The RVX Emerging Markets Equity Opportunity Fund commenced operations on December 27, 2016.

The accompanying notes are an integral part of these financial statements

RVX Emerging Markets Equity Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

For the
Period Ended
October 31, 2017 (a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$15,423
Net realized gain on investments	34,470
Net change in unrealized appreciation on investments	205,013
Net increase in net assets resulting from operations	254,906

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class I	(8,399)
Total distributions to shareholders	(8,399)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10
Class I	1,500,010
Investor Class	10
Net asset value of shares issued in reinvestment of distributions:
Class I	7,855
Net increase from shares of beneficial interest transactions	1,507,885

NET INCREASE IN NET ASSETS	1,754,392

NET ASSETS
Beginning of Period	—
End of Period *	$1,754,392
* Includes accumulated net investment income of:	$7,024

SHARE ACTIVITY
Class A:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class I:
Shares Sold	146,578
Shares Reinvested	726
Shares Redeemed	—
Net increase in shares of beneficial interest outstanding	147,304

Investor Class:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

(a)	The RVX Emerging Markets Equity Opportunity Fund commenced operations on December 27, 2016.

The accompanying notes are an integral part of these financial statements

RVX Emerging Markets Equity Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Class A	Class I	Investor Class
	Period Ended	Period Ended	Period Ended
	October 31, 2017 (1)	October 31, 2017 (1)	October 31, 2017 (1)

Net asset value, beginning of period	$10.00	$10.00	$10.00

Income from investment operations:
Net investment income (2)	0.11	0.12	0.11
Net realized and unrealized gain on investments	1.80	1.85	1.80
Total from investment operations	1.91	1.97	1.91

Less distributions from:
Net investment income	—	(0.06)	—
Total distributions	—	(0.06)	—

Net asset value, end of period	$11.91	$11.91	$11.91

Total return (4)	19.10%	19.73%	19.10%

Net assets, at end of period (000s)	0 (5)	$1,754	0 (5)

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets (6,7,8)	9.45%	20.73%	34.58%

Ratio of net expenses to average net assets (7,8)	1.65%	1.35%	1.65%

Ratio of net investment income to average net assets (7,8,9)	1.18%	1.28%	1.18%

Portfolio Turnover Rate (3)	63%	63%	63%

(1)	The Fund commenced operations on December 27, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Not Annualized.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for the period of less than one year are not annualized. Total returns would be lower absent fee waivers.

(5)	Amount less than $1,000.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized for periods less than one full year.

(8)	Ratio calculated for share class as a whole, therefore an individual investor’s ratio may vary.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements

RVX Emerging Markets Equity Opportunity Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2017

1.	ORGANIZATION

RVX Emerging Markets Equity Opportunity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on December 27, 2016. The investment objective of the Fund is to seek long-term capital appreciation through investments in equity securities of emerging market companies.

The Fund offers Class A, Class I and Investor Class shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I and Investor Class are offered at net asset value without an initial sales charge. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Domestic securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask price. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

The Fund will use an independent pricing service (“Pricing Service”) to calculate the fair market value of the Fund’s foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the Pricing Service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair-valued securities. The Pricing Service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Fund’s Fair Valuation Committee in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”).

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist from a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-

RVX Emerging Markets Equity Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2017

specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including,

RVX Emerging Markets Equity Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2017

for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$1,590,691	$—	$—	$1,590,691
Exchange Traded Funds	84,296	—	—	84,296
Closed Ended Fund	52,503			52,503
Short-Term Investments	86,752	—	—	86,752
Total Investments	$1,814,242	$—	$—	$1,814,242

*	Refer to the Portfolio of Investments for classification.

The Fund did not hold any Level 2 or Level 3 securities during the period ended October 31, 2017.

There were no transfers into or out of any Level during the current period. It is the Fund’s policy to recognize transfers into or out of any level at the end of the reporting period.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Any of the Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Security Transactions and Investment Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

RVX Emerging Markets Equity Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2017

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns expected to be taken in the Fund’s 2017 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Emerging Markets and Frontier Markets Risk – The Fund’s investments in emerging market countries and frontier market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. These risks include less social, political and economic stability; smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility; more restrictive national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests; less transparent and established taxation policies; less developed regulatory or legal structures governing private and foreign investment; more pervasiveness of corruption and crime; less financial sophistication, creditworthiness and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts; less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.; greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions; higher rates of inflation and more rapid and extreme fluctuations in inflation rates; greater sensitivity to interest rate changes; increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls; greater debt burdens relative to the size of the economy; more delays in settling portfolio transactions and heightened risk of loss from share registration and custody practices; and less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries. Because of these risk factors, the Fund’s investments in developing market countries are subject to greater price volatility and illiquidity than investments in developed markets. Governments of emerging market and frontier market countries may own or control parts of the private sector. Accordingly, government actions could have a significant impact on economic conditions. Certain emerging market and frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular sector and/or company, limit the investment by foreign persons to a specific class of securities of an issuer that may have less advantageous rights than a domestically available class, require foreign investors to maintain a trading account with only one licensed securities company in the relevant market and/or impose additional taxes on foreign investors. These may contribute to the illiquidity of the relevant securities market, as well as create inflexibility and uncertainty as to the trading environment. Frontier market countries generally have smaller economies or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

RVX Emerging Markets Equity Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2017

3.	INVESTMENT TRANSACTIONS

For the period ended October 31, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $2,154,358 and $667,621, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

RVX Asset Management LLC serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 1.10%. Pursuant to the advisory agreement, the Fund accrued $13,072 in advisory fees for the period ended October 31, 2017.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (“Waiver Agreement”), until at least March 1, 2018, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees; and contractual indemnification of Fund service providers (other than the Advisor)), will not exceed 1.65%, 1.35% and 1.65% of the daily average net assets attributable to each of the Class A, Class I and Investor Class shares, respectively. The Advisor may seek reimbursement for expenses waived or paid by it during the prior three years only to the extent that Fund’s expenses are lower than the expense cap in place at the time of the waiver or the expense cap in place at the time of recoupment. The Board may terminate this expense reimbursement arrangement at any time. For the period ended October 31, 2017, the Advisor waived or reimbursed fees in the amount of $232,922. Cumulative expenses subject to the aforementioned conditions will expire October 31 of the following years:

2020	$232,922

The Board, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Investor Class shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of the Class A and Investor Class shares for such distribution and shareholder service activities. For the period ended October 31, 2017, pursuant to the Plan, Class A and Investor Class shares incurred $0.

The Distributor acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s Class A, Class I and Investor Class shares. During the period ended October 31, 2017, the Distributor received $0 in underwriting commissions for sales of Class A, Class I and Investor shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

RVX Emerging Markets Equity Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2017

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	INCOME TAX INFORMATION & DISTRIBUTIONS TO SHAREHOLDERS

The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its shareholders (“Shareholders”). Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions expected to be taken in the Fund’s tax returns, as defined by Internal Revenue Service (the “IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. During the period December 27, 2016 (commencement of operations) through October 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

There are no differences between cost and unrealized amounts for financial statement and federal income tax purposes because the Fund will not complete its first tax year end until November 30, 2017.

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of October 31, 2017, Sergio and Miriam Kiblisky and Jacques and Daniela Gliksberg each held approximately 34% of the Fund.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. The Board of Trustees of Two Roads Shared Trust (the “Trust”) has concluded that it is in the best interests of the RVX Emerging Markets Equity Opportunity Fund (the “Fund”) and its shareholders that the Fund was liquidated and dissolved on November 30, 2017.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Two Roads Shared Trust
and the Shareholders of RVX Emerging Markets Equity Opportunity Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RVX Emerging Markets Equity Opportunity Fund (the Fund), a series of the Two Roads Shared Trust, as of October 31, 2017, the related statements of operations, changes in net assets, and the financial highlights for the period December 27, 2016 (commencement of operations) through October 31, 2017. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RVX Emerging Markets Equity Opportunity Fund as of October 31, 2017, and the results of its operations, changes in net assets, and the financial highlights for the period December 27, 2016 (commencement of operations) through October 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

/s/ RSM US LLP

Denver, Colorado
January 2, 2018

RVX Emerging Markets Equity Opportunity Fund
EXPENSE EXAMPLE (Unaudited)
October 31, 2017

As a shareholder you incur two types of costs: (1) transaction costs, including sales loads; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RVX Emerging Markets Equity Opportunity Fund and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2017 through October 31, 2017.

Actual Expenses

The “Actual Expenses” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical (5% return before
			Actual *		expenses) ***
	Fund’s	Beginning			Ending
	Annualized	Account	Ending	Expenses Paid	Account	Expenses Paid
	Expense	Value	Account Value	During Period **	Value	During ****
	Ratio	5/1/2017	10/31/2017	5/1/2017-10/31/2017	10/31/2017	5/1/2017 -10/31/2017
Class A:
RVX Emerging Markets Equity Opportunity Fund	1.65%	$1,000.00	$1,191.00	$6.14	$1,016.61	$8.25
Class I:
RVX Emerging Markets Equity Opportunity Fund	1.35%	$1,000.00	$1,197.30	$16.82	$1,002.44	$22.38
Investor Class:
RVX Emerging Markets Equity Opportunity Fund	1.65%	$1,000.00	$1,191.00	$6.14	$1,016.61	$8.25

**	Expenses are equal to the Funds annualized expense ratio multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

RVX Emerging Markets Equity Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2017

Approval of Advisory Agreement – RVX Emerging Markets Equity Opportunity Fund

At a meeting held on October 18, 2016 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940 (the “1940 Act”), considered the approval of an investment advisory agreement (the “Agreement”) between RVX Asset Management, LLC (“RVX” or the “Adviser”) and the Trust, on behalf of the RVX Emerging Markets Equity Opportunity Fund (the “Fund”), a series of the Trust.

In connection with the Board’s consideration of the Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Fund by RVX; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fee and overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Adviser’s fund-related operations; and (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from RVX. During the Meeting, the Board was advised by, and met, in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law.

Matters considered by the Board in connection with its approval of the Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by RVX related to the proposed Advisory Agreement with the Trust on behalf of the Fund, including the proposed Advisory Agreement, RVX’s Form ADV, an overview of the Fund’s investment strategies, including a description of the manner in which investment decisions are to be made and executed, information relating to RVX’s financial condition, an overview of the personnel that would perform services for the Fund and their background and experience, and a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b).

In reaching their conclusions, the Board considered that RVX’s owners and employees each have extensive asset management, risk management, operations and compliance experience. The Board noted that RVX formally began operations on January 4, 2016 and already manages in excess of $100 million in a private fund and through separately managed accounts. The Board also considered RVX’s description of its methods for research, portfolio management and risk assessment and found that RVX’s portfolio management team appears to have the requisite knowledge and sophistication to effectively manage a portfolio of the type that is being proposed

RVX Emerging Markets Equity Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2017

for the Fund. The Board considered that RVX appeared to possess the skills, experience and sophistication necessary to effectively manage the Fund’s proposed investment strategies, and concluded that RVX had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided by RVX to the Fund should be satisfactory and reliable.

Performance. The Board considered that the Fund is newly formed and does not have a record of prior performance. The Board reviewed and considered the performance record of a hypothetical model portfolio that is identical to the investment strategy proposed to be used for the Fund, noting that model returns are exclusive of ordinary fund expenses and advisory fees. The Board noted that while hypothetical model returns alone were not a sufficient basis for the approval of an investment adviser and are no guarantee of actual performance, the hypothetical performance information, along with RVX’s presentation and the experience of RVX’s personnel, was sufficient to permit the Board to conclude that RVX could be expected to obtain an acceptable level of investment returns for shareholders.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized, the Board considered a comparison of the Fund’s proposed advisory fee and estimated overall expenses to the Fund’s expected Morningstar category (Emerging Market Equity) and also against a subset of peer funds with comparable investment objectives and strategies considered by RVX to be competitors to the Fund (the “Peer Group”).

The Board considered that RVX proposed to charge an advisory fee of 1.10% of the Fund’s average net assets. The Board considered that as compared to the Morningstar Emerging Markets category, the Fund’s advisory fee was slightly higher than the mean of 1.01%, but not substantially higher than the median of the Peer Group. The Board further considered that as compared to the Peer Group, the Fund’s advisory fee was less than the mean and median of the Peer Group. The Board also considered that RVX will contractually agree to waive expenses in excess of 1.35% (Class I shares) (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses), and that such an expense ratio was also less than the mean and median of the Peer Group. The Board then concluded that the proposed contractual advisory fee was fair and reasonable and that the overall expected expense ratio was acceptable in light of these factors.

Profitability. The Board considered RVX’s anticipated profitability and whether such profits, if any, would be reasonable in light of the services proposed to be provided to the Fund. The Board considered an estimated profitability analysis prepared by RVX and concluded that, based on the estimated costs of launching and managing the Fund during the first year of operations, RVX’s level of total profits for servicing the Fund did not appear to be excessive either in terms of dollar amount or as a percentage of RVX’s advisory fee during the Fund’s startup phase.

Economies of Scale. The Board considered whether RVX would realize economies of scale with respect to its management of the Fund. The Board considered the estimated

RVX Emerging Markets Equity Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2017

profitability analysis included in the Board Materials and concluded that at current and projected asset levels for the initial term of the Advisory Agreement, economies of scale was not a relevant consideration at this time but that it would consider whether economies of scale exist in the future once the Fund has been in operation.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by RVX from its association with the Fund. The Board noted that RVX has identified potential “fall-out” benefits that it may receive include an enhanced firm profile, credibility, and brand recognition. The Board considered that these benefits are expected and appeared to be reasonable.

Conclusion. The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Agreement for an initial two-year term was in the best interests of the Fund and its shareholders. In considering the Agreement, the Board did not identify any one factor as all important and each Trustee may have considered different factors as more important.

RVX Emerging Markets Equity Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2017

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees *

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee, Valuation Committee Chairman	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008)	1	Forethought Variable Insurance Trust (since 2013); Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Altegris KKR Commitments Master Fund (since 2014); and Oak Hill Advisors Mortgage Strategies Fund (offshore), Ltd. (since 2014)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012)	1	Schroder Global Series Trust (2012-2017); Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Altegris KKR Commitments Master Fund (since 2014); Ramius Archview Credit and Distressed Fund (2015-2017)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Managing Member, Kaufman & Associates, LLC (legal services)(Since 2016); Partner, Abrams Fensterman, Fensterman, Eisman, Formato, Ferrara & Wolf, LLP (legal services)(2010-2016)	1	Altegris KKR Commitments Master Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee, Corporate Governance Committee Chairman	Indefinite, Since 2012	Interim Dean (since 2017) Professor (since 2016), and Associate Professor (2014-2016), University of Washington School of Law; Assistant Professor (2010-2014), University of Washington School of Law	1	Altegris KKR Commitments Master Fund (since 2014); Centerstone Investors Trust (since 2016)

*	Information is as of October 31, 2017.

**	As of October 31, 2017, the Trust was comprised of 18 active portfolios managed by 10 unaffiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not hold itself out as related to any other series within the Trust for investment purpose.

RVX Emerging Markets Equity Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2017

Officers of the Trust*

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	President Since Feb. 2017 Treasurer (2012 to 2017)	Senior Vice President (2012-present); Vice President (2004 to 2012); Gemini Fund Services, LLC.	N/A	N/A

Laura Szalyga 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1978	Treasurer Since Feb. 2017	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014).	N/A	N/A

Richard A. Malinowski 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1983	Secretary Since 2013	Senior Vice President (since 2017), Vice President and Counsel (2015 - 2016) and Assistant Vice President (2012 – 2016), Gemini Fund Services, LLC; Vice President and Manager, BNY Mellon Investment Servicing (US), Inc., (2011-2012).	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present)	N/A	N/A

*	Information is as of October 31, 2017.

**	As of October 31, 2017, the Trust was comprised of 18 active portfolios managed by 10 unaffiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not hold itself out as related to any other series within the Trust for investment purpose.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-844-330-6747.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you.
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-844-330-6747 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-330-6747.

INVESTMENT ADVISOR
RVX Asset Management LLC
20900 NE 30th Street, Suite 402
Aventura, FL 33180

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for the fiscal year for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2017
RVX Emerging Markets Equity Opportunity Fund	15,000

(b)	Audit-Related Fees. There were no fees billed in the last fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
(c)	Tax Fees. The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2017
RVX Emerging Markets Equity Opportunity Fund	3,000

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item was $0 for the fiscal year ended October 31, 2017.
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended October 31, 2017, are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/ James Colantino
Principal Executive Officer/President
Date: January 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/ James Colantino
Principal Executive Officer/President
Date: January 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Principal Financial Officer/Treasurer
Date: January 9, 2018